DETAILS OF CASH FLOWS - Cash and cash equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DETAILS OF CASH FLOWS
Cash	$ 534,975	$ 55,608
Short-term deposits	123,271	13,411
Total cash and cash equivalents	$ 658,246	$ 69,019	$ 246,215